Segment Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 958,517	$ 1,063,043	$ 1,118,130	$ 1,010,141
Number of operating segment | Segment	1
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 945,359	$ 1,047,448	$ 1,103,027	$ 1,002,617